CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 Online game [Member] USD ($)	Dec. 31, 2012 Online game [Member] CNY	Dec. 31, 2011 Online game [Member] CNY	Dec. 31, 2010 Online game [Member] CNY	Dec. 31, 2012 YY music [Member] USD ($)	Dec. 31, 2012 YY music [Member] CNY	Dec. 31, 2011 YY music [Member] CNY	Dec. 31, 2012 Others [Member] USD ($)	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY	Dec. 31, 2010 Others [Member] CNY	Dec. 31, 2012 Advertising revenues [Member] USD ($)	Dec. 31, 2012 Advertising revenues [Member] CNY	Dec. 31, 2011 Advertising revenues [Member] CNY	Dec. 31, 2010 Advertising revenues [Member] CNY
Net revenues
Total net revenue	$ 131,625		820,031		319,655		128,338		$ 53,336	332,287	165,933	86,316	$ 45,978	286,446	52,854	$ 13,428	83,655	13,589	1,282	$ 18,883	117,643	87,279	40,740
Cost of revenues	(66,795)	[1]	(416,133)	[1]	(182,699)	[1]	(110,062)	[1]
Gross profit	64,830		403,898		136,956		18,276
Operating expenses
Research and development expenses	(28,366)	[1]	(176,725)	[1]	(106,804)	[1]	(49,219)	[1]
Sales and marketing expenses	(2,721)	[1]	(16,954)	[1]	(13,381)	[1]	(12,363)	[1]
General and administrative expenses	(17,622)	[1]	(109,788)	[1]	(118,241)	[1]	(192,222)	[1]
Total operating expenses	(48,709)	[1]	(303,467)	[1]	(238,426)	[1]	(253,804)	[1]
Government grants	396		2,465		1,982
Operating (loss) income	16,517		102,896		(99,488)		(235,528)
Gain on disposal of an equity investment	104		651
Gain on disposal of a cost investment	377		2,351
Foreign currency exchange (losses) gains, net	(667)		(4,153)		14,143		(551)
Interest income	2,619		16,316		4,890		56
(Loss) income before income tax expenses	18,950		118,061		(80,455)		(236,023)
Income tax expenses	(4,661)		(29,041)		(1,343)		(2,322)
(Loss) income before (loss) gain in equity method investments, net of income taxes	14,289		89,020		(81,798)		(238,345)
(Loss) gain in equity method investments, net of income taxes	25		157		(1,358)		(512)
Net (loss) income attributable to YY Inc.	14,314		89,177		(83,156)		(238,857)
(Accretion) decretion to convertible redeemable preferred shares redemption value	207,681		1,293,875		(223,663)		(1,808,853)
Allocation of net income to participating preferred shareholders	(76,845)		(478,754)
Net (loss) income attributable to common shareholders	145,150		904,298		(306,819)		(2,047,710)
Net (loss) income	14,314		89,177		(83,156)		(238,857)
Other comprehensive loss:
Foreign currency translation adjustments, net of nil tax	(193)		(1,204)		(11,130)		(935)
Comprehensive (loss) income attributable to YY Inc.	$ 14,121		87,973		(94,286)		(239,792)
Net (loss) income per ADS
-basic	$ 4.80	[2]	29.91	[2]	(12.63)	[2]	(100.80)	[2]
-diluted	$ 0.29	[2]	1.80	[2]	(12.63)	[2]	(100.80)	[2]
Weighted average number of ADS used in calculating-basic (loss) income per ADS	30,235,191		30,235,191		24,294,192		20,315,234
Weighted average number of ADS used in calculating-diluted (loss) income per ADS	49,623,442		49,623,442		24,294,192		20,315,234
Net (loss) income per common share
-basic	$ 0.24	[2]	1.50	[2]	(0.63)	[2]	(5.04)	[2]
-diluted	$ 0.01	[2]	0.09	[2]	(0.63)	[2]	(5.04)	[2]
Weighted average number of common shares used in calculating-basic (loss) income per common share	604,703,810		604,703,810		485,883,845		406,304,672
Weighted average number of common shares used in calculating-diluted (loss) income per common shares	992,468,836		992,468,836		485,883,845		406,304,672

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: For the year ended December 31, 2010 2011 2012 2012 RMB RMB RMB US$ (Note 2(e)) Cost of revenues 31,709 15,449 8,407 1,349 Research and development expenses 21,627 31,672 35,441 5,689 Sales and marketing expenses 1,499 1,336 884 142 General and administrative expenses 182,101 86,544 55,619 8,927
[2]	Each ADS represents 20 Class A common shares.